                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07683

                        Morgan Stanley Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
   (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2004

Date of reporting period: July 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Special Value Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended July 31, 2004

Total Return for the 12-Month Period Ended July 31, 2004

Class A	Class B	Class C	Class D	Russell 2000 Value Index[1]	Russell 2000 Index[2]	Lipper Small- Cap Value Funds Index[3]	Lipper Small- Cap Core Funds Index[4]
17.60%	16.64%	16.64%	17.81%	22.83%	17.06%	25.05%	19.67%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The U.S. equity markets produced favorable results for the 12-month period ended July 31, 2004, performing strongly during the first half of the period but slowing considerably in the second. For the first six months of the period, equities continued their recovery from early 2003, as key economic indicators such as strong Gross Domestic Product growth data boosted investor confidence. Performance also benefited greatly from improving earnings reports and the declining impact of geopolitical fears. However, the market's rapid rise caused some concern among investors that valuations might have reached overbought levels. In the second half of the period the momentum of economic recovery slowed and the market's tone turned negative. In addition to more mixed economic news, the markets were hampered by rising interest rates, languid corporate hiring and a return of terrorism concerns. By the end of the period, energy prices had risen dramatically and the economic recovery was showing clear signs of having weakened.

Cyclical sectors were the strongest performers during the period under review, led by energy, materials and processing and producer durables. Technology and health care were the weakest-performing sectors, giving back the strong returns they had achieved early on. From a capitalization perspective performance was mixed, as smaller-cap companies outpaced their larger counterparts for the first half but lagged larger-cap stocks in the second. Performance differences across styles were more pronounced during the period, as value stocks outperformed growth issues across the market capitalization spectrum.

Performance Analysis

Morgan Stanley Special Value Fund underperformed the Russell 2000 Value Index, the Lipper Small-Cap Value Funds Index and Lipper Small-Cap Core Funds Index, while performing in line with the Russell 2000 Index. Performance was hurt primarily by stock selection in the energy, materials and processing, and financial sectors. Within energy, the Fund's position in Stone Energy suffered from disappointing production reports and a transition period under a new CEO. Underperformers within the materials and processing sector included the paper and packaging products companies Rock-Tenn and CIRCOR International, which manufactures valves and fluid-control products, were underperformers within the materials and processing sector. Both companies suffered from weakening margins and higher costs for raw materials, as well as questions about their ability to raise prices. First Niagara Financial Group and Reinsurance Group suffered as a result of slowing premiums in its U.S. division and the perception of a more difficult competitive environment.

In a number of sectors, our bottom-up, fundamentally- driven process of stock selection contributed positively to the Fund's overall performance. Our selection of energy stocks based on compelling valuations led to an overweighted position in the energy sector relative to the Russell 2000 Value Index; this helped the Fund as the sector was the top-performing one over the period. We maintained an underweighted position in financial services stocks, particularly banks and REITs, believing that strong gains in 2003 had left their valuations unattractive; this stance also benefited performance as concerns about rising interest rates caused the sector to underperform the benchmark. Stock selection within producer durables was another positive driver, primarily as a result of gains made by Terex Corporation and Watts Water Technologies. Mining and construction equipment company Terex benefited greatly from the economic turnaround in many of its end markets, which led to higher sales and a significant backlog of orders. The company also lowered costs and enjoyed strong free cash flow, enabling it to reduce its debt levels. Watts Water was favorably impacted by the growth in housing and an improving outlook for commercial construction, and also benefited from its cost-cutting efforts.

Investment Strategy

The Fund will normally invest at least 65% of its assets in common stocks of small companies that the Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., believes are undervalued relative to the marketplace or to similar companies. Companies within a capitalization range of $100 million to $1.5 billion are considered small companies. The Fund may invest in foreign securities (including depositary receipts) that are listed in the United States on a national securities exchange. In deciding which securities to buy, hold or sell, the Investment Manager pursues a value oriented approach that seeks to identify securities whose market value is less than their intrinsic value. The Investment Manager focuses on securities with market-to-book ratios and price-earnings ratios that are lower than those of the general market averages or similar companies. The Investment Manager also may consider a company's dividend yield, growth in sales, balance sheet, management capabilities, earnings and cash flow, as well as other factors.

TOP 10 HOLDINGS
Apria Healthcare Group Inc.	3.3%
Stone Energy Corp.	3.0
DRS Technologies Inc.	2.9
AFC Enterprises Inc.	2.2
Denbury Resources Inc.	2.2
Terex Corp.	2.1
School Specialty Inc.	2.0
TBC Corp.	1.9
LNR Property Corp.	1.9
Intrawest Corp.	1.8

TOP FIVE INDUSTRIES
Oil & Gas Production	7.2%
Regional Banks	5.8
Real Estate Investment Trusts	4.9
Wholesale Distributors	4.6
Chemicals: Specialty	3.5

Data as of July 31, 2004. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 847-2424.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended July 31 is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund Center on our website at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of a $10,000 Investment  —  Class B

Average Annual Total Returns — Period Ended July 31, 2004

	Class A Shares* (since 07/28/97)		Class B Shares** (since 10/29/96)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	SVFAX		SVFBX		SVFCX		SVFDX
1 Year	17.60%	[5]	16.64%	[5]	16.64%	[5]	17.81%	[5]
	11.43	[6]	11.64	[6]	15.64	[6]
5 Years	11.39	[5]	10.54	[5]	10.56	[5]	11.64	[5]
	10.20	[6]	10.27	[6]	10.56	[6]
Since Inception	9.32	[5]	10.35	[5]	8.51	[5]	9.55	[5]
	8.48	[6]	10.35	[6]	8.51	[6]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund's benchmark was changed from the Russell 2000 Index to the Russell 2000 Value Index to more accurately reflect the Fund's investable universe.
(2)	The Russell 2000 Index is a capitalization-weighted index, which is comprised of 2000 of the smallest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Small-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of July 31, 2004, the Fund is in the Lipper Small-Cap Value Funds classification.
(4)	The Lipper Small-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(5)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(6)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on July 31, 2004.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for entire period 02/01/04 – 07/31/04.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	02/01/04	07/31/04	02/01/04 – 07/31/04
Class A
Actual	$1,000.00	$983.30	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.12
Class B
Actual	$1,000.00	$979.10	$9.84
Hypothetical (5% return before expenses)	$1,000.00	$1,014.92	$10.02
Class C
Actual	$1,000.00	$979.60	$9.89
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$10.07
Class D
Actual	$1,000.00	$984.10	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.07

*	Expenses are equal to the Fund's annualized expense ratio of 1.22%, 2.00%, 2.01% and 1.01% respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Special Value Fund

Portfolio of Investments July 31, 2004

NUMBER OF SHARES		VALUE
	Common Stocks (97.1%)
	Advertising/Marketing Services (0.8%)
173,100	R.H. Donnelley Corp.*	$7,855,278
	Aerospace & Defense (2.9%)
805,000	DRS Technologies, Inc.*	28,754,600
	Agricultural Commodities/Milling (1.9%)
240,400	Corn Products International, Inc.	10,366,048
376,500	Delta & Pine Land Co.	8,452,425
		18,818,473
	Apparel/Footwear (0.8%)
455,900	Russell Corp.	8,064,871
	Apparel/Footwear Retail (1.5%)
405,900	Stage Stores, Inc.*	14,393,214
	Auto Parts: O.E.M. (1.0%)
2,954,000	Tower Automotive, Inc. (Note 4)*	9,305,100
	Biotechnology (0.6%)
637,100	Diversa Corp.*	5,714,787
	Broadcasting (2.6%)
698,600	Nexstar Broadcasting Group Inc. (Class A) (Note 4)*	6,860,252
350,500	Saga Communications, Inc. (Class A)*	6,238,900
1,290,600	Sinclair Broadcast Group, Inc. (Class A)	12,789,846
		25,888,998
	Chemicals: Specialty (3.5%)
309,400	Cytec Industries, Inc.	14,418,040
325,700	OM Group, Inc.*	10,428,914
474,100	Schulman (A.), Inc.	9,870,762
		34,717,716
	Commercial Printing/Forms (0.8%)
201,300	Banta Corp.	7,993,623
	Computer Peripherals (1.2%)
347,500	Imation Corp.	11,519,625
	Containers/Packaging (0.9%)
616,542	Rock-Tenn Co. (Class A)	8,736,400
	Electric Utilities (1.7%)
808,050	PNM Resources Inc.	16,839,762
	Electrical Products (1.0%)
498,800	Belden CDT Inc.*	$9,701,660
	Electronic Components (0.9%)
352,538	EMS Technologies Inc.*	5,474,915
286,800	Methode Electronics, Inc.	3,737,004
		9,211,919
	Electronics/Appliance Stores (1.2%)
666,200	Movie Gallery, Inc.	11,585,218
	Electronics/Appliances (0.7%)
752,300	Lo-Jack Corp.*	7,116,758
	Finance/Rental/Leasing (0.5%)
348,000	Collegiate Funding Services*	4,882,440
	Financial Conglomerates (1.2%)
648,800	Conseco Inc.*	11,665,424
	Food: Specialty/Candy (1.4%)
241,965	Ralcorp Holdings, Inc.*	8,824,463
184,600	Riviana Foods, Inc.	4,742,374
		13,566,837
	Gas Distributors (2.4%)
502,400	AGL Resources, Inc.	14,845,920
283,100	UGI Corp.	9,169,609
		24,015,529
	Hotels/Resorts/Cruiselines (1.8%)
1,102,200	Intrawest Corp.	17,855,640
	Industrial Machinery (2.4%)
482,500	CIRCOR International, Inc.	8,549,900
595,400	Watts Water Technologies, Inc.	15,063,620
		23,613,520
	Information Technology Services (1.1%)
774,000	ManTech International Corp. (Class A)*	11,068,200
	Insurance Brokers/Services (1.3%)
702,034	CCC Information Services Group, Inc.*	12,615,551
	Life/Health Insurance (1.7%)
418,800	Reinsurance Group of America, Inc.	16,689,180
	Medical/Nursing Services (3.3%)
1,090,300	Apria Healthcare Group, Inc.*	32,000,305

See Notes to Financial Statements

Morgan Stanley Special Value Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
	Metal Fabrications (0.5%)
507,530	General Cable Corp.*	$4,831,686
	Miscellaneous Commercial Services (3.3%)
444,100	Geo Group Inc. (The)*	8,171,440
220,900	MAXIMUS, Inc.*	7,062,173
523,100	Navigant International, Inc.*	8,332,983
381,900	Viad Corp.*	9,131,229
		32,697,825
	Miscellaneous Manufacturing (1.7%)
204,100	Ametek, Inc.	6,294,444
362,700	Smith (A.O.) Corp.	10,416,744
		16,711,188
	Multi-Line Insurance (0.7%)
394,500	Max Re Capital Ltd. (Bermuda)	7,069,440
	Oil & Gas Production (7.2%)
987,700	Denbury Resources Inc.*	21,581,245
517,700	Remington Oil & Gas Corp.*	12,243,605
233,590	St. Mary Land & Exploration Co.	8,014,473
648,975	Stone Energy Corp.*	29,359,629
		71,198,952
	Oilfield Services/Equipment (2.8%)
1,016,600	Superior Energy Services, Inc.*	11,365,588
485,190	Universal Compression Holdings, Inc.*	15,919,084
		27,284,672
	Other Transportation (1.8%)
1,226,100	Laidlaw International Inc.*	17,226,705
	Packaged Software (1.9%)
392,750	Hummingbird Ltd. (Canada)*	8,345,937
1,372,888	MSC. Software Corp.*	10,118,184
		18,464,121
	Pharmaceuticals: Other (0.6%)
162,500	Icon PLC Sponsored ADR (Ireland)*	6,004,375
	Precious Metals (0.7%)
405,100	Apex Silver Mines Ltd.*	7,263,443
	Property – Casualty Insurers (1.2%)
158,600	Direct General Corp.	$4,716,764
559,325	Penn Amer Group Inc.	7,271,225
		11,987,989
	Publishing: Newspapers (0.1%)
57,600	Journal Communications Inc. (Class A)	1,027,584
	Real Estate Development (1.9%)
346,200	LNR Property Corp.	18,698,262
	Real Estate Investment Trusts (4.9%)
932,100	Anthracite Capital, Inc.	10,225,137
373,300	Capital Automotive REIT	10,821,967
163,900	CarrAmerica Realty Corp.	4,997,311
252,700	Cousins Properties, Inc.	8,119,251
680,000	Falcon Financial Investment Trust	5,100,000
193,700	Parkway Properties, Inc.	8,503,430
		47,767,096
	Regional Banks (5.8%)
36,300	Alabama National BanCorporation	2,077,449
215,900	Central Pacific Financial Corp.	5,848,731
374,700	Community First Bankshares, Inc.	12,065,340
226,477	Independent Bank Corp. - Michigan	5,793,282
399,772	Integra Bank Corp.	7,791,556
85,900	Oriental Financial Group, Inc.	2,186,155
520,600	Provident Bancorp Inc.	5,752,630
211,700	Provident Bankshares Corp.	6,327,713
265,100	R&G Financial Corp. (Class B) (Puerto Rico)	9,299,708
		57,142,564
	Restaurants (2.2%)
1,023,500	AFC Enterprises, Inc.*	22,005,250
	Savings Banks (3.5%)
256,800	BankAtlantic Bancorp, Inc. (Class A)	4,684,032
617,546	First Niagara Financial Group, Inc.	7,527,886
214,700	MAF Bancorp, Inc.	8,620,205

See Notes to Financial Statements

Morgan Stanley Special Value Fund

Portfolio of Investments July 31, 2004 continued

NUMBER OF SHARES		VALUE
214,304	MB Financial, Inc.	$7,809,238
152,480	PFF Bancorp, Inc.	5,599,066
		34,240,427
	Specialty Insurance (3.2%)
246,900	NYMAGIC, Inc.	5,876,220
366,000	Proassurance Corp.*	11,598,540
259,800	Triad Guaranty, Inc.*	14,133,120
		31,607,880
	Specialty Stores (1.3%)
450,300	Central Garden & Pet Co.*	12,779,514
	Steel (1.4%)
334,400	Reliance Steel & Aluminum Co.	13,315,808
	Textiles (1.3%)
416,500	Albany International Corp. (Class A)	12,461,680
	Trucking (1.3%)
412,700	Overnite Corp.	12,335,603
	Trucks/Construction/Farm Machinery (2.1%)
539,700	Terex Corp.*	20,999,727
	Wholesale Distributors (4.6%)
213,300	Imagistics International Inc.*	6,932,250
558,500	School Specialty, Inc.*	19,217,985
799,900	TBC Corp.*	19,141,607
		45,291,842
	Total Common Stocks (Cost $796,111,139)	954,604,261

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (2.7%) Repurchase Agreement
$26,457	Joint repurchase agreement account 1.35% due 08/02/04 (dated 07/30/04; proceeds $26,459,987) (a) (Cost $26,457,000)	$26,457,000

Total Investments (Cost $822,568,139) (b)	99.8%	981,061,261
Other Assets in Excess of Liabilities	0.2	1,384,775
Net Assets	100.0%	$982,446,036

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $824,421,522. The aggregate gross unrealized appreciation is $184,705,074 and the aggregate gross unrealized depreciation is $28,065,335, resulting in net unrealized appreciation of $156,639,739.

See Notes to Financial Statements

Morgan Stanley Special Value Fund

Summary of Investments July 31, 2004

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Oil & Gas Production	$71,198,952	7.2%
Regional Banks	57,142,564	5.8
Real Estate Investment Trusts	47,767,096	4.9
Wholesale Distributors	45,291,842	4.6
Chemicals: Specialty	34,717,716	3.5
Savings Banks	34,240,427	3.5
Miscellaneous Commercial Services	32,697,825	3.3
Medical/Nursing Services	32,000,305	3.3
Specialty Insurance	31,607,880	3.2
Aerospace & Defense	28,754,600	2.9
Oilfield Services/Equipment	27,284,672	2.8
Repurchase Agreement	26,457,000	2.7
Broadcasting	25,888,998	2.6
Gas Distributors	24,015,529	2.4
Industrial Machinery	23,613,520	2.4
Restaurants	22,005,250	2.2
Trucks/Construction/Farm Machinery	20,999,727	2.1
Agricultural Commodities/Milling	18,818,473	1.9
Real Estate Development	18,698,262	1.9
Packaged Software	18,464,121	1.9
Hotels/Resorts/Cruiselines	17,855,640	1.8
Other Transportation	17,226,705	1.8
Electric Utilities	16,839,762	1.7
Miscellaneous Manufacturing	16,711,188	1.7
Life/Health Insurance	16,689,180	1.7
Apparel/Footwear Retail	14,393,214	1.5
Food: Specialty/Candy	13,566,837	1.4
Steel	13,315,808	1.4
Specialty Stores	12,779,514	1.3
Insurance Brokers/Services	12,615,551	1.3
Textiles	12,461,680	1.3
Trucking	12,335,603	1.3
Property - Casualty Insurers	11,987,989	1.2
Financial Conglomerates	11,665,424	1.2
Electronics/Appliance Stores	11,585,218	1.2
Computer Peripherals	$11,519,625	1.2%
Information Technology Services	11,068,200	1.1
Electrical Products	9,701,660	1.0
Auto Parts: O.E.M.	9,305,100	1.0
Electronic Components	9,211,919	0.9
Containers/Packaging	8,736,400	0.9
Apparel/Footwear	8,064,871	0.8
Commercial Printing/Forms	7,993,623	0.8
Advertising/Marketing Services	7,855,278	0.8
Precious Metals	7,263,443	0.7
Electronics/Appliances	7,116,758	0.7
Multi-Line Insurance	7,069,440	0.7
Pharmaceuticals: Other	6,004,375	0.6
Biotechnology	5,714,787	0.6
Finance/Rental/Leasing	4,882,440	0.5
Metal Fabrications	4,831,686	0.5
Publishing: Newspapers	1,027,584	0.1
	$981,061,261	99.8%

See Notes to Financial Statements

Morgan Stanley Special Value Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2004

Assets:
Investments in securities, at value
(cost $799,119,146)	$964,895,909
Investments in affiliates (cost $23,448,993)	16,165,352
Receivable for:
Investments sold	4,467,338
Shares of beneficial interest sold	1,587,106
Dividends	722,661
Prepaid expenses and other assets	48,738
Total Assets	987,887,104
Liabilities:
Payable for:
Investments purchased	2,733,625
Shares of beneficial interest redeemed	1,492,663
Investment management fee	602,137
Distribution fee	510,230
Accrued expenses and other payables	102,413
Total Liabilities	5,441,068
Net Assets	$982,446,036
Composition of Net Assets:
Paid-in-capital	$798,344,661
Net unrealized appreciation	158,493,122
Accumulated undistributed net investment income	66,723
Accumulated undistributed net realized gain	25,541,530
Net Assets	$982,446,036
Class A Shares:
Net Assets	$114,636,030
Shares Outstanding (unlimited authorized, $.01 par value)	6,286,361
Net Asset Value Per Share	$18.24
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$19.25
Class B Shares:
Net Assets	$518,425,632
Shares Outstanding (unlimited authorized, $.01 par value)	29,947,737
Net Asset Value Per Share	$17.31
Class C Shares:
Net Assets	$42,662,054
Shares Outstanding (unlimited authorized, $.01 par value)	2,465,310
Net Asset Value Per Share	$17.30
Class D Shares:
Net Assets	$306,722,320
Shares Outstanding (unlimited authorized, $.01 par value)	16,559,547
Net Asset Value Per Share	$18.52

See Notes to Financial Statements

Morgan Stanley Special Value Fund

Financial Statements continued

Statement of Operations

For the year ended July 31, 2004

Net Investment Loss:
Income
Dividends (net of $28,500 foreign withholding tax)	$8,591,844
Interest	398,926
Total Income	8,990,770
Expenses
Investment management fee	6,651,127
Distribution fee (Class A shares)	227,594
Distribution fee (Class B shares)	5,547,397
Distribution fee (Class C shares)	438,364
Transfer agent fees and expenses	1,932,925
Registration fees	110,966
Shareholder reports and notices	108,267
Professional fees	74,888
Custodian fees	54,150
Trustees' fees and expenses	11,318
Other	19,806
Total Expenses	15,176,802
Net Investment Loss	(6,186,032)
Net Realized and Unrealized Gain:
Net realized gain	84,579,342
Net realized loss from affiliates	(8,024,181)
Net change in unrealized appreciation	60,382,796
Net Gain	136,937,957
Net Increase	$130,751,925

See Notes to Financial Statements

Morgan Stanley Special Value Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED JULY 31, 2004	FOR THE YEAR ENDED JULY 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(6,186,032)	$(4,686,998)
Net realized gain (loss)	76,555,161	(39,293,715)
Net change in unrealized appreciation	60,382,796	122,663,575
Net Increase	130,751,925	78,682,862
Net increase (decrease) from transactions in shares of beneficial interest	112,333,705	(127,334,627)
Net Increase (Decrease)	243,085,630	(48,651,765)
Net Assets:
Beginning of period	739,360,406	788,012,171
End of Period (Including accumulated undistributed net investment income of $66,723 and $307,914, respectively)	$982,446,036	$739,360,406

See Notes to Financial Statements

Morgan Stanley Special Value Fund

Notes to Financial Statements July 31, 2004

1.   Organization and Accounting Policies

Morgan Stanley Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Special Value Fund

Notes to Financial Statements July 31, 2004 continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% to the portion of daily net assets exceeding $1 billion.

Morgan Stanley Special Value Fund

Notes to Financial Statements July 31, 2004 continued

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,867,427 at July 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $80, $977,017 and $7,043, respectively and received $162,252 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2004 aggregated $496,945,845 and $377,622,923, respectively. Included in the aforementioned are purchases and sales of $9,085,719 and $27,308,913, respectively, with other Morgan Stanley funds, including a realized gain of $6,088,173.

For the year ended July 31, 2004, the Fund incurred brokerage commissions of $51,443 with Morgan Stanley, & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Special Value Fund

Notes to Financial Statements July 31, 2004 continued

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $10,700.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

An affiliate company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with such companies during the year ended July 31, 2004 were as follows:

ISSUER	SHARES	PURCHASES	SALES	REALIZED GAIN (LOSS)	INCOME	VALUE
Nexstar Broadcasting Group Inc.	698,600	$9,021,268	$—	$—	$—	$6,860,252
Tower Automotive Inc.	2,954,000	14,427,725	—	—	—	9,305,100
Lo-Jack Corp.	752,300	6,875,019	2,874,324	514,359	—		*
MSC Software Corp.	1,372,888	29,326,520	16,385,077	(9,766,115)	—		*
Penn Amer Group Inc.	559,325	9,327,144	2,917,064	1,227,575	—		*
		$68,977,676	$22,176,465	$(8,024,181)	$—	$16,165,352

*	The following securities were affiliates at the time of the indicated transaction however, they were not affiliates as of July 31, 2004.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Special Value Fund

Notes to Financial Statements July 31, 2004 continued

As of July 31, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	—
Undistributed long-term gains	$27,461,636
Net accumulated earnings	27,461,636
Net unrealized appreciation	156,639,739
Total accumulated earnings	$184,101,375

During the year ended July 31, 2004, the Fund utilized its net capital loss carryforward of $16,046,754.

As of July 31, 2004, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and tax adjustments on real estate investment trusts ("REITs") held by the Fund and permanent book/tax differences attributable to tax adjustments on REITs sold by the Fund and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $6,738,348, accumulated undistributed net investment income was credited $5,944,841 and accumulated undistributed net realized gain was credited $793,507.

6.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Special Value Fund

Notes to Financial Statements July 31, 2004 continued

7.   Shares of Beneficial Interest†

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JULY 31, 2004		FOR THE YEAR ENDED JULY 31, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,939,710	$52,379,012	2,187,892	$29,311,549
Redeemed	(1,235,468)	(22,208,895)	(1,738,951)	(22,904,270)
Net increase – Class A	1,704,242	30,170,117	448,941	6,407,279
CLASS B SHARES
Sold	5,003,101	81,871,050	3,850,594	50,738,185
Redeemed	(8,754,267)	(148,160,118)	(15,047,200)	(188,356,421)
Net decrease – Class B	(3,751,166)	(66,289,068)	(11,196,606)	(137,618,236)
CLASS C SHARES
Sold	586,390	9,614,978	403,998	5,264,614
Redeemed	(645,699)	(10,894,561)	(1,026,280)	(13,024,634)
Net decrease – Class C	(59,309)	(1,279,583)	(622,282)	(7,760,020)
CLASS D SHARES
Sold	10,659,761	193,728,983	3,204,674	44,039,985
Redeemed	(2,413,354)	(43,996,744)	(2,440,866)	(32,403,635)
Net increase – Class D	8,246,407	149,732,239	763,808	11,636,350
Net increase (decrease) in Fund	6,140,174	$112,333,705	(10,606,139)	$(127,334,627)

†	On March 12, 2004, the Fund again suspended the offering of its shares to new investors. The Fund may recommence offering its shares to new investors at such time as the Investment Manager determines that it would be consistent with prudent portfolio management to do so.

Morgan Stanley Special Value Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JULY 31
	2004	2003	2002	2001	2000
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.51	$13.56	$15.67	$11.79	$10.89
Income (loss) from investment operations:
Net investment income (loss)‡	(0.04)	(0.02)	0.01	0.13	0.08
Net realized and unrealized gain (loss)	2.77	1.97	(1.76)	3.75	0.83
Total income (loss) from investment operations	2.73	1.95	(1.75)	3.88	0.91
Less dividends and distributions from:
Net investment income	—	—	(0.06)	—	—
Net realized gain	—	—	(0.30)	—	(0.01)
Total dividends and distributions	—	—	(0.36)	—	(0.01)
Net asset value, end of period	$18.24	$15.51	$13.56	$15.67	$11.79
Total Return†	17.60%	14.38%	(11.43)%	32.91%	8.32%
Ratios to Average Net Assets(1):
Expenses	1.23%	1.25%	1.19%	1.18%	1.23%
Net investment income (loss)	(0.23)%	(0.11)%	0.12%	0.87%	0.75%
Supplemental Data:
Net assets, end of period, in thousands	$114,636	$71,088	$56,064	$23,532	$7,105
Portfolio turnover rate	44%	47%	72%	85%	69%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31
	2004	2003	2002	2001	2000
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.84	$13.08	$15.18	$11.51	$10.71
Income (loss) from investment operations:
Net investment income (loss)‡	(0.17)	(0.11)	(0.09)	0.01	—
Net realized and unrealized gain (loss)	2.64	1.87	(1.71)	3.66	0.81
Total income (loss) from investment operations	2.47	1.76	(1.80)	3.67	0.81
Less distributions from net realized gain	—	—	(0.30)	—	(0.01)
Net asset value, end of period	$17.31	$14.84	$13.08	$15.18	$11.51
Total Return†	16.64%	13.46%	(12.08)%	31.89%	7.53%
Ratios to Average Net Assets(1):
Expenses	2.00%	2.04%	1.95%	1.94%	2.00%
Net investment income (loss)	(1.00)%	(0.90)%	(0.64)%	0.11%	(0.02)%
Supplemental Data:
Net assets, end of period, in thousands	$518,426	$500,124	$587,241	$474,538	$202,446
Portfolio turnover rate	44%	47%	72%	85%	69%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31
	2004	2003	2002	2001	2000
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.84	$13.08	$15.20	$11.52	$10.72
Income (loss) from investment operations:
Net investment income (loss)‡	(0.17)	(0.12)	(0.10)	0.03	—
Net realized and unrealized gain (loss)	2.63	1.88	(1.69)	3.65	0.81
Total income (loss) from investment operations	2.46	1.76	(1.79)	3.68	0.81
Less dividends and distributions from:
Net investment income	—	—	(0.03)	—	—
Net realized gain	—	—	(0.30)	—	(0.01)
Total dividends and distributions	—	—	(0.33)	—	(0.01)
Net asset value, end of period	$17.30	$14.84	$13.08	$15.20	$11.52
Total Return†	16.64%	13.46%	(12.03)%	31.94%	7.52%
Ratios to Average Net Assets(1):
Expenses	2.00%	2.04%	1.95%	1.92%	1.98%
Net investment income (loss)	(1.00)%	(0.90)%	(0.64)%	0.13%	0.00%
Supplemental Data:
Net assets, end of period, in thousands	$42,662	$37,454	$41,147	$21,280	$4,905
Portfolio turnover rate	44%	47%	72%	85%	69%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31
	2004	2003	2002	2001	2000
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.72	$13.72	$15.81	$11.87	$10.94
Income (loss) from investment operations:
Net investment income‡	0.00	0.01	0.05	0.23	0.09
Net realized and unrealized gain (loss)	2.80	1.99	(1.77)	3.71	0.85
Total income (loss) from investment operations	2.80	2.00	(1.72)	3.94	0.94
Less dividends and distributions from:
Net investment income	—	—	(0.07)	—	—
Net realized gain	—	—	(0.30)	—	(0.01)
Total dividends and distributions	—	—	(0.37)	—	(0.01)
Net asset value, end of period	$18.52	$15.72	$13.72	$15.81	$11.87
Total Return†	17.81%	14.58%	(11.20)%	33.28%	8.56%
Ratios to Average Net Assets(1):
Expenses	1.00%	1.04%	0.95%	0.94%	1.00%
Net investment income	0.00%	0.10%	0.36%	1.11%	0.98%
Supplemental Data:
Net assets, end of period, in thousands	$306,722	$130,693	$103,561	$26,629	$1,875
Portfolio turnover rate	44%	47%	72%	85%	69%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Value Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Special Value Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Special Value Fund (the "Fund"), including the portfolio of investments, as of July 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Special Value Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 14, 2004

Morgan Stanley Special Value Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Managing Director of Summit Ventures LLC; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Special Value Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (55) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (68) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (71) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Special Value Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (71) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	208	None
James F. Higgins (56) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley Special Value Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Barry Fink (49) 1221 Avenue of the Americas New York, NY	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Ronald E. Robison (65) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Principal Executive Officer-Office of the Funds (since November 2003); Managing Director of Morgan Stanley & Co. Incorporated, Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003) and the Retail Funds (since April 2003); Director of Morgan Stanley SICAV (since May 2004); previously President and Director of the Institutional Funds (March 2001-July 2003) and Chief Global Operations Officer of Morgan Stanley Investment Management Inc.
Joseph J. McAlinden (61) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

Morgan Stanley Special Value Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003), and Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

38424RPT-RA04-00536P-Y07/04	MORGAN STANLEY FUNDS
Morgan Stanley Special Value Fund Annual Report July 31, 2004

Item 2.  Code of Ethics.

(a)  The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2004
                                           REGISTRANT        COVERED ENTITIES(1)
   AUDIT FEES........................       $  32,344        N/A

   NON-AUDIT FEES
         AUDIT-RELATED FEES..........       $     452 (2)     $  3,225,276 (2)
         TAX FEES....................       $   4,672 (3)     $    610,053 (4)
         ALL OTHER FEES..............       $     -           $       -
   TOTAL NON-AUDIT FEES..............       $   5,124         $  3,835,329

   TOTAL.............................       $  37,468         $  3,835,329

2003
                                           REGISTRANT        COVERED ENTITIES(1)
   AUDIT FEES........................       $  30,510        N/A

   NON-AUDIT FEES
         AUDIT-RELATED FEES..........       $     684 (2)    $     739,996 (2)
         TAX FEES....................       $   4,558 (3)    $     187,500 (4)
         ALL OTHER FEES..............       $     -          $         -   (5)
   TOTAL NON-AUDIT FEES..............       $   5,242        $     927,496

   TOTAL.............................       $  35,752        $     927,496

   N/A- Not applicable, as not required by Item 4.

     (1)  Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the
          Adviser that provides ongoing services to the Registrant.

     (2)  Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the
          Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

     (3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the
          Registrant's tax returns.

     (4)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities'
          tax returns.

     (5)  All other fees represent project management for future business applications and improving business and operational processes.

                                        2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The
SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the
Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit
Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the
Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit
Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and
All Other services that have the general pre-approval of the Audit Committee.
The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------------------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

                                        3

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.
The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the
Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit
Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1.
All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

                                       4

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered
Entities or that are traditionally performed by the Independent Auditors.
Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

                                       5

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit
Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit
Committee by both the Independent Auditors and the Fund's Chief Financial
Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The
Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief
Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No.

                                       6

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     Morgan Stanley Retail Funds
     ---------------------------
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     Morgan Stanley Institutional Funds
     ----------------------------------
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h)  The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and

                                       7

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                       8

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004

                                       9

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

                                       10

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

                                       11

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the

                                       12

          Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

--------------------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

                                       14

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

--------------------------

Date:
     ---------------------

                                       16

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       17

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       18

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Special Value
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: September 20, 2004

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       20

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Special Value
     Fund;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       21

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: September 20, 2004

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Special Value Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 20, 2004                             /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Special Value Fund and will be retained by Morgan
Stanley Special Value Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       23

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Special Value Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 20, 2004                             /s/ Francis Smith
                                                     ---------------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Special Value Fund and will be retained by Morgan
Stanley Special Value Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       24